Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net (loss) income	$ (347,067)	$ 115,237	$ 91,638
Loss from discontinued operations, net of tax	(80,470)	(17,179)	(16,625)
(Loss) income from continuing operations, net of tax	(266,597)	132,416	108,263
Adjustments to reconcile (loss) income from continuing operations, net of tax to net cash (used in) provided by operating activities
Depreciation and amortization	43,148	47,072	37,377
Stock-based compensation	42,442	39,161	46,934
Writedown of assets and lease loss accrual	28,732	1,645	707
Debt discount accretion and other debt related expenses	17,457	15,690	11,453
Unrealized loss on investments	1,122	363	7,720
Non-cash restructuring charges		10,915
Deferred income taxes	(71,529)	(2,469)	(8,400)
Deferred rent	(503)	700	1,506
Operating activities from discontinued operations	41,966	(7,271)	(21,044)
(Increase) decrease in operating assets
Cash and securities segregated under federal and other regulations	(35,341)	(4,695)	27,033
Financial instruments owned, at fair value	(2,293,794)	(2,243,475)	(559,943)
Securities borrowed	485,926	(133,637)	(966,592)
Receivable from brokers, dealers and clearing organizations	39,633	(144,345)	4,945
Income taxes receivable	(142,788)	19,844	(27,105)
Other assets	(102,823)	(1,947)	85,800
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	(240,906)	412,495	634,353
Securities loaned	(193,916)	170,053	(22,281)
Financial instruments sold under agreements to repurchase	(5,000)	(125,184)	485,184
Other secured financings	86,925	23,822	35,583
Liability to GNMA trusts, at fair value	2,292,077	1,710,627
Payable to brokers and dealers and clearing organizations	56,370	150,525	45,327
Payable to customers	(107,150)
Accrued compensation expense	(21,995)	10,705	(27,310)
Accrued expenses and other liabilities	7,072	38,057	7,410
Net cash (used in) provided by operating activities	(339,471)	121,067	(93,080)
Cash flows from investing activities
Distributions from investments	33,364	24,380	37,558
Purchases of investments	(27,850)	(26,601)	(7,997)
Purchases of fixed assets and leasehold improvements	(29,823)	(26,396)	(42,184)
Purchase of referral rights			(3,275)
Purchase of customer list			(1,000)
Purchase of intangible asset	(50)
Purchase of noncontrolling interest			(1,000)
Payment of contingent consideration	(625)	(625)
Purchases of business, net of cash acquired	(3,268)		(48,133)
Investing activities from discontinued operations	(2,242)	(11,649)	(6,696)
Net cash used in investing activities	(30,494)	(40,891)	(72,727)
Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480
Proceeds from term credit agreement		97,838
Proceeds from revolving credit agreement	200,000
Repayment of revolving credit agreement	(200,000)
Proceeds from issuance of cash convertible notes			363,808
Repayment of credit facility			(140,000)
Purchase of call options			(73,750)
Proceeds from issuance of warrants			15,000
Stock options exercised	1,140	1,000	5,784
Income tax provision related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)
Net cash provided by financing activities	317,583	33,836	107,992
Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)
(Decrease) increase in cash and cash equivalents	(53,707)	113,504	(58,080)
Cash and cash equivalents at beginning of period	467,633	354,129	412,209
Cash and cash equivalents at end of period	413,926	467,633	354,129
Supplemental disclosure of cash flow information:
Cash paid for interest	50,407	24,237	22,068
Cash paid for income taxes	$ 44,975	$ 62,116	$ 59,384